BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of bonds payable [Abstract]
Schedule of Weighted Average Assumptions of Bonds Payable

The fair value of the share purchase warrants was calculated using the Black -Scholes model and the following weighted average assumptions:

Share price at date of grant	$0.10
Exercise price	$0.10
Expected life	2 years
Expected volatility	92.85%
Risk free interest rate	2.12%
Expected dividend yield	0%
Expected forfeiture rate	0%